UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21186

Williams Capital Management Trust
(Exact name of registrant as specified in charter)

570 Seventh Avenue, Suite 504
                           New York, NY 10018

(Address of principal executive offices) (Zip code)

Dail St. Claire

Williams Capital Management, LLC
570 Seventh Avenue, Suite 504

                            New York, NY 10018

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 461-6020

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2011 (UNAUDITED)

Principal Amount	Value

MUNICIPAL SECURITIES# (13.7%):
$ 18,500,000	California Housing Finance Agency, Series J, 0.07%, 2/01/33†	$ 18,500,000
18,385,000	California Housing Finance Agency, Series U, 0.07%, 8/01/32†	18,385,000
7,630,000	Colorado Housing & Finance Authority, Series AA, 0.07%, 10/01/30†	7,630,000
8,655,000	Idaho Housing & Finance Association, Series C, Class 1, 0.07%, 7/01/38†	8,655,000
19,400,000	Michigan State Housing Development Authority, Series B, 0.07%, 6/01/38†	19,400,000
19,250,000	Michigan State Housing Development Authority, Series D, 0.07%, 6/01/30†	19,250,000
8,990,000	Utah Housing Corp., Series A-1, Class I, 0.07%, 1/01/34†	8,990,000
10,470,000	Utah Housing Corp., Series G-2, Class I, 0.07%, 1/01/34†	10,470,000

TOTAL MUNICIPAL SECURITIES (Cost $111,280,000)		111,280,000
U.S. GOVERNMENT AGENCY OBLIGATIONS (58.0%):
	Federal Farm Credit Bank (1.2%):
10,000,000	0.19%, 4/10/12†	10,000,000

	Federal Farm Credit Bank, Discount Note (0.6%):
5,000,000	0.15%, 8/30/11††	4,999,356

	Federal Home Loan Bank (15.2%):
14,300,000	0.091%, 8/01/11†	14,300,000
15,000,000	0.107%, 8/26/11†	14,999,481
14,000,000	3.625%, 9/16/11	14,061,554
15,000,000	0.27%, 9/30/11†	15,000,000
10,000,000	0.27%, 9/30/11†	10,000,000
20,000,000	0.29%, 12/16/11†	20,000,000
15,000,000	0.33%, 7/16/12	15,000,000
10,000,000	0.33%, 7/17/12	10,000,000
10,000,000	0.35%, 7/25/12	10,000,000
		123,361,035

	Federal Home Loan Bank, Discount Notes (3.4%):
8,000,000	0.15%, 8/12/11††	7,999,633
10,000,000	0.165%, 8/17/11††	9,999,267
9,747,000	0.17%, 8/19/11††	9,746,171
		27,745,071

	Federal Home Loan Mortgage Corp. (5.5%):
22,500,000	0.202%, 8/05/11†	22,499,996
8,000,000	5.75%, 1/15/12	8,203,991
8,050,000	0.146%, 2/10/12†	8,051,369
5,500,000	0.166%, 5/11/12†	5,501,995
		44,257,351

	Federal Home Loan Mortgage Corp., Discount Notes (17.3%):
10,000,000	0.17%, 8/08/11††	9,999,669
15,000,000	0.17%, 8/10/11††	14,999,362
20,000,000	0.17%, 8/15/11††	19,998,678

15,000,000	0.10%, 8/30/11††		14,998,248
15,000,000	0.19%, 8/30/11††		14,998,248
10,000,000	0.16%, 9/06/11††		9,998,400
20,000,000	0.06%, 9/28/11††		19,998,067
15,000,000	0.11%, 9/29/11††		14,997,296
10,000,000	0.11%, 9/29/11††		9,998,197
10,000,000	0.12%, 11/21/11††		9,996,267
			139,982,432

	Federal National Mortgage Association (5.4%):
10,000,000	0.096%, 8/11/11†		9,999,866
9,100,000	0.096%, 8/11/11†		9,099,878
15,000,000	0.096%, 8/11/11†		14,999,799
10,070,000	0.875%, 1/12/12		10,098,729
			44,198,272

	Federal National Mortgage Association, Discount Notes (9.4%):
5,000,000	0.04%, 8/22/11††		4,999,883
8,000,000	0.17%, 8/24/11††		7,999,131
15,000,000	0.16%, 9/01/11††		14,997,933
10,000,000	0.21%, 9/06/11††		9,997,900
10,000,000	0.175%, 9/21/11††		9,997,521
15,000,000	0.09%, 10/11/11††		14,997,338
7,500,000	0.06%, 10/19/11††		7,499,013
6,000,000	0.12%, 1/17/12††		5,996,620
			76,485,339

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $471,028,856)			471,028,856

REPURCHASE AGREEMENTS (28.3%):
80,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.13%, dated 7/29/11, due 8/01/11 in the amount of $80,000,867, collateralized by U.S. Government Treasury Securities (U.S. Treasury Note, 0.875%, 2/29/12 ; U.S. Treasury Note, 1.375%, 10/15/12) with a value including accrued interest of $81,600,037		80,000,000
68,000,000	HSBC Securities, Inc. Tri-Party Repurchase Agreement, 0.14%, dated 7/29/11, due 8/01/11 in the amount of $68,000,793, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 0.75%, 3/31/13) with a value including accrued interest of $69,363,414		68,000,000
81,197,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement, 0.12%, dated 7/29/11, due 8/01/11 in the amount of $81,197,812, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 1.00%, 5/15/14) with a value including accrued interest of $82,821,029		81,197,000

TOTAL REPURCHASE AGREEMENTS (Cost $229,197,000)			229,197,000

TOTAL INVESTMENTS (Cost $811,505,856)(a)		100.00%	811,505,856
Liabilities in excess of other assets		0.0%	(22,990)
NET ASSETS		100.0%	$ 811,482,866
_____________
Percentages indicated are based on net assets of $811,482,866.

#	#	The only type of Variable Rate Demand Obligations (VRDOs) the Fund purchases are subject to optional or mandatory tender for purchase by the remarketing agent and have credit and liquidity support pursuant to a standby irrevocable temporary credit and liquidity facility offered 50% each by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These VRDOs subject to optional or mandatory tender for purchase and not remarketed by the remarketing agent will be purchased, subject to certain conditions precedent, by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation pursuant to a standby irrevocable temporary credit and liquidity facility relating to these VRDOs.
†	†	Variable rate security. The rate presented is the rate in effect at July 31, 2011.
	††	The rate presented is the effective yield at purchase.
(a)	(a)	Cost and value for federal income tax and financial reporting purposes are the same.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Securities	$—	$111,280,000	$—
U.S. Government Agency Obligations	—	471,028,856	—
Repurchase Agreements	—	229,197,000	—
Total	$—	$811,505,856	$—

See Notes to Portfolio of Investments.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JULY 31, 2011 (UNAUDITED)

     Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued on an amortized cost basis, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By	/s/ Dail St. Claire
Dail St. Claire, President

Date	September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer

Date	September 26, 2011

By	/s/ Dail St. Claire
Dail St. Claire, President

Date	September 26, 2011